GOODWILL - NET BOOK VALUE ANALYSIS OF GOODWILL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 CNY (¥)
Disclosure of reconciliation of changes in goodwill [line items]
Opening net book amount	¥ 281,255			¥ 281,255
Additions	0			0
Impairment	0			0
Closing net book amount	281,255	$ 40,400		281,255
Cost [member]
Disclosure of reconciliation of changes in goodwill [line items]
Opening net book amount	281,255
Closing net book amount	281,255			281,255
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Opening net book amount	0
Closing net book amount	¥ 0			¥ 0

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.